SHARE REPURCHASE PROGRAM (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2018 USD ($)
Repurchase of shares cost | ¥	¥ 3,837		¥ 2,750		¥ 3,050
American depositary shares
Authorized amount | $						$ 20,000	$ 20,000
Shares repurchased during the year (in ADS shares) | shares	430,260	430,260	128,562	128,562
Repurchase of shares cost	¥ 3,837	$ 556	¥ 2,750	$ 432
Average price per share (in dollars per share) | $ / shares		$ 1.27		$ 3.31